Expense Example, No Redemption - Catalyst/Millburn Hedge Strategy Fund	Nov. 01, 2026 USD ($)
Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 791
Expense Example, No Redemption, 3 Years	1,241
Expense Example, No Redemption, 5 Years	1,715
Expense Example, No Redemption, 10 Years	3,021
Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	304
Expense Example, No Redemption, 3 Years	930
Expense Example, No Redemption, 5 Years	1,582
Expense Example, No Redemption, 10 Years	3,327
Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	304
Expense Example, No Redemption, 3 Years	930
Expense Example, No Redemption, 5 Years	1,582
Expense Example, No Redemption, 10 Years	3,327
Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	630
Expense Example, No Redemption, 5 Years	1,083
Expense Example, No Redemption, 10 Years	$ 2,338